UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         August 13, 2009
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    77
                                                    ------------------

Form 13F Information Table Value Total:              $ 257,978
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    11922   198375 SH       Sole                   197375              1000
ALTRIA GROUP INC.              COM              02209S103     2665   162573 SH       Sole                   162573
APPLE INC                      COM              037833100     1348     9461 SH       Sole                     9461
ASCENT MEDIA                   COM              043632108     2658   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      298    11987 SH       Sole                    11987
BANK OF AMERICA                COM              060505104      250    18929 SH       Sole                    18929
BERKSHIRE HATHAWAY CL A        COM              084670108      540        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670207     6663     2301 SH       Sole                     2291                10
BP PLC - SPONS ADR             COM              056622104      376     7876 SH       Sole                     7876
BRISTOL-MYERS SQUIBB           COM              110122108     2295   113000 SH       Sole                   113000
CEDAR FAIR L.P.                COM              150185106      859    78500 SH       Sole                    78500
CHEVRON CORP                   COM              166764100     3055    46111 SH       Sole                    46111
CISCO SYSTEMS                  COM              17275R102      244    13105 SH       Sole                    13105
CITADEL BROADCASTING           COM              17285T106       73  1835099 SH       Sole                  1835099
COCA COLA CO                   COM              191216100     3956    82432 SH       Sole                    82432
CONOCOPHILLIPS                 COM              20825C104      692    16462 SH       Sole                    16462
CONSECO INC                    COM              208464883     5430  2291250 SH       Sole                  2275250             16000
DISCOVER COMM  C               COM              25470F302    11465   558470 SH       Sole                   558470
DU PONT                        COM              263534109      307    12000 SH       Sole                    12000
EMC CORP./MASS                 COM              268648102      262    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102      813    11633 SH       Sole                    11633
FEDERATED INVESTORS            COM              314211103      890    36947 SH       Sole                    36947
FORTUNE BRANDS                 COM              349631101    30318   872716 SH       Sole                   872716
GENERAL ELECTRIC               COM              369604103      123    10536 SH       Sole                    10536
GOOGLE INC                     COM              38259P508     1209     2867 SH       Sole                     2867
GREAT LAKES DREDGE & DOCK      COM              390607109     5973  1249500 SH       Sole                  1249500
HARMAN INTL                    COM              413086109    14034   746505 SH       Sole                   745055              1450
IDT CORPORATION                COM              448947309      729   449833 SH       Sole                   449833
INTEL CORP                     COM              458140100      330    19950 SH       Sole                    19950
J.P. MORGAN CHASE              COM              46625H100     4641   136066 SH       Sole                   136066
JK ACQ CORP NEW                COM              47759H304        2   500000 SH       Sole                   500000
JOHNSON & JOHNSON              COM              478160104      387     6809 SH       Sole                     4809              2000
Liberty Media Corp - Interacti COM              53071M104     1879   375000 SH       Sole                   375000
MARSHALL&ILSLEY                COM              571837103     1802   375426 SH       Sole                   375426
MERITOR SAVINGS BANK           COM              590007100     2583  1033250 SH       Sole                  1033250
MICROSOFT CORP                 COM              594918104      960    40380 SH       Sole                    36880              3500
NORWOOD RES.                   COM              669958100        1    10000 SH       Sole                    10000
ORGANIC TO GO FOOD CORP.       COM              68618K106       40   500587 SH       Sole                   500587
PAR PHARM.                     COM              69888P106      454    30000 SH       Sole                    30000
PAYCHEX INC.                   COM              704326107     1061    42100 SH       Sole                    42100
PFIZER INC                     COM              717081103     7432   495467 SH       Sole                   495467
PHILIP MORRIS INTl.            COM              718172109     7782   178396 SH       Sole                   176226              2170
PINNACLE WEST                  COM              723484101     1363    45200 SH       Sole                    45200
PLAINS ALL AMERICAN PIPELINE   COM              726503105      226     5300 SH       Sole                     5300
PNC BANK CORP.                 COM              693475105      294     7568 SH       Sole                     7568
POLYMER GROUP                  COM              731745204      734    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     2332  1160000 SH       Sole                  1160000
ROYAL DUTCH SHELL              COM              780259206     1351    26925 SH       Sole                    26925
TRANSOCEAN LTD                 COM              040674667     3466    46659 SH       Sole                    46659
TYCO ELECTRONICS               COM              G9144P105     4183   225000 SH       Sole                   225000
TYCO INTL.                     COM              G9143X208    14163   545159 SH       Sole                   541659              3500
UNICA CORP                     COM              904583101     3151   575000 SH       Sole                   575000
UNITED BANKSHARES              COM              909907107      215    11000 SH       Sole                    11000
USG Corp                       COM              903293405     1765   175300 SH       Sole                   175300
VERIZON COMM.                  COM              92343V104      420    13654 SH       Sole                    13654
WYNDHAM WORLDWIDE              COM              98310W108     2453   202400 SH       Sole                   202400
ZIMMER HOLDINGS                COM              98956P102     8087   189835 SH       Sole                   189835
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     7240   217350 SH       Sole                   215550              1800
MARKET VECTORS GOLD MINERS ETF MUTUAL           57060U100      299     7900 SH       Sole                     7900
SPDR TRUST SERIES 1            MUTUAL           78462F103      386     4200 SH       Sole                     4200
SPDR-HEALTHCARE                MUTUAL           81369Y209     3611   137250 SH       Sole                   137250
SPDR-UTILITIES                 MUTUAL           81369Y886      279    10000 SH       Sole                    10000
VANGUARD GROWTH ETF            MUTUAL           922908736      587    13535 SH       Sole                    13535
iSHARES BIOTECH                MUTUAL           464287556      291     4000 SH       Sole                     4000
iSHARES DIVIDEND               MUTUAL           464287168      265     7500 SH       Sole                     7500
iSHARES DJ BASIC MATERIALS     MUTUAL           464287838     6634   152760 SH       Sole                   152760
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      225     7000 SH       Sole                     7000
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    30526   744000 SH       Sole                   744000
ISHARES COMEX GOLD TRUST       COM              464285105      274     3000 SH       Sole                     3000
ISHARES NATURAL RESOURCE SECTO COM              464287374      457    16500 SH       Sole                    16500
SPDR GOLD TRUST                COM              78463V107     6246    68500 SH       Sole                    68500
iSHARES AGGREG. INDEX          BOND             464287226     6529    63920 SH       Sole                    63920
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     1976    19175 SH       Sole                    19175
iSHARES INVEST. GRADE CORP.    BOND             464287242     6586    65679 SH       Sole                    65679
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      370    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101     1035    94227 SH       Sole                    94227
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1157   104971 SH       Sole                   104971